RELATED PARTIES - Directors and Key Management Personnel (Details)		12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2021 ZAR (R) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ZAR (R) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 ZAR (R) shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2020 ZAR (R)
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion | $			$ 2,150,550		$ 1,485,000		$ 1,174,000
Executive Directors
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion		R 83,323,000	5,636,000		3,138,000		5,097,000
KC Ramon
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion		42,510,000	2,875,000		3,138,000		5,097,000
Total prescribed officers
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion		211,251,000	14,289,000		14,490,000		20,962,000
SD Bailey
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion		24,738,000	1,673,000		2,019,000		2,190,000
VA Chamberlain
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion		8,957,000	606,000		0		0
PD Chenard
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion		2,264,000	153,000		1,250,000		3,292,000
MC Godoy
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion		42,235,000	2,857,000		0		0
GJ Ehm,
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion		18,644,000	1,261,000		2,673,000		4,742,000
L Eybers
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion		33,870,000	2,291,000		2,686,000		4,659,000
I Kramer
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion		8,833,000	598,000		468,000		0
L Marwick
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion		21,182,000	1,433,000		1,241,000		0
S Ntuli
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion		34,970,000	2,365,000		2,322,000		2,565,000
TR Sibisi(5)
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion		R 6,611,000	$ 447,000		$ 1,831,000		$ 3,514,000
KPM Dushnisky
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion | R				R 3,300,000		R 6,300,000
KPM Dushnisky | Payment of compensation balance of 12-month notice period
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion | $	$ 2,800,000
Share Sign On Incentive
Disclosure of transactions between related parties [line items]
Duration of business day volume to calculate weighted average per share price		5 days	5 days
Share Sign On Incentive | Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		120,415	120,415
Granted (in shares)		112,802	112,802
Vested, deemed settled (in shares)		120,415	120,415
Forfeited/ Lapsed (in shares)		896	896
Awards outstanding at end of year (in shares)		111,906	111,906	120,415	120,415
Fair value of granted awards | R		R 31,904,000
Fair value of vested/matched awards | R		37,434,000
Fair value of unvested awards | R		R 36,784,000
Share Sign On Incentive | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		32,476	32,476
Granted (in shares)		107,353	107,353
Vested, deemed settled (in shares)		32,476	32,476
Forfeited/ Lapsed (in shares)		0	0
Awards outstanding at end of year (in shares)		107,353	107,353	32,476	32,476
Fair value of granted awards | R		R 30,489,000
Fair value of vested/matched awards | R		10,157,000
Fair value of unvested awards | R		R 35,287,000
Share Sign On Incentive | PD Chenard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		32,476	32,476
Granted (in shares)		0	0
Vested, deemed settled (in shares)		32,476	32,476
Forfeited/ Lapsed (in shares)		0	0
Awards outstanding at end of year (in shares)		0	0	32,476	32,476
Fair value of granted awards | R		R 0
Fair value of vested/matched awards | R		10,157,000
Fair value of unvested awards | R		R 0
Share Sign On Incentive | MC Godoy
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		0	0
Granted (in shares)		107,353	107,353
Vested, deemed settled (in shares)		0	0
Forfeited/ Lapsed (in shares)		0	0
Awards outstanding at end of year (in shares)		107,353	107,353	0	0
Fair value of granted awards | R		R 30,489,000
Fair value of vested/matched awards | R		0
Fair value of unvested awards | R		R 35,287,000
Share Sign On Incentive | Other management
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		87,939	87,939
Granted (in shares)		5,449	5,449
Vested, deemed settled (in shares)		87,939	87,939
Forfeited/ Lapsed (in shares)		896	896
Awards outstanding at end of year (in shares)		4,553	4,553	87,939	87,939
Fair value of granted awards | R		R 1,415,000
Fair value of vested/matched awards | R		27,277,000
Fair value of unvested awards | R		R 1,497,000
Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		2,289,762	2,289,762	1,599,360	1,599,360	0	0
Granted (in shares)		1,185,348	1,185,348	1,176,532	1,176,532	1,669,191	1,669,191
Vested, deemed settled (in shares)		459,913	459,913	330,555	330,555	14,623	14,623
Forfeited/ Lapsed (in shares)		322,814	322,814	155,575	155,575	55,208	55,208
Awards outstanding at end of year (in shares)		2,692,383	2,692,383	2,289,762	2,289,762	1,599,360	1,599,360
Fair value of granted awards | R		R 308.97		R 325.97		R 204.42
Deferred Share Plan (DSP) | Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		2,106,323	2,106,323
Granted (in shares)		1,185,348	1,185,348
Vested, deemed settled (in shares)		865,168	865,168
Forfeited/ Lapsed (in shares)		322,814	322,814
Awards outstanding at end of year (in shares)		2,103,689	2,103,689	2,106,323	2,106,323
Fair value of granted awards | R		R 366,238,000
Fair value of vested/matched awards | R		266,170,000
Fair value of unvested awards | R		R 691,482,000
Deferred Share Plan (DSP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		134,421	134,421
Granted (in shares)		79,541	79,541
Vested, deemed settled (in shares)		30,475	30,475
Forfeited/ Lapsed (in shares)		0	0
Awards outstanding at end of year (in shares)		183,487	183,487	134,421	134,421
Fair value of granted awards | R		R 24,576,000
Fair value of vested/matched awards | R		9,347,000
Fair value of unvested awards | R		R 60,312,000
Deferred Share Plan (DSP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		134,421	134,421
Granted (in shares)		79,541	79,541
Vested, deemed settled (in shares)		30,475	30,475
Forfeited/ Lapsed (in shares)		0	0
Awards outstanding at end of year (in shares)		183,487	183,487	134,421	134,421
Fair value of granted awards | R		R 24,576,000
Fair value of vested/matched awards | R		9,347,000
Fair value of unvested awards | R		R 60,312,000
Deferred Share Plan (DSP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		528,926	528,926
Granted (in shares)		319,465	319,465
Vested, deemed settled (in shares)		143,481	143,481
Forfeited/ Lapsed (in shares)		72,484	72,484
Awards outstanding at end of year (in shares)		632,426	632,426	528,926	528,926
Fair value of granted awards | R		R 98,706,000
Fair value of vested/matched awards | R		44,194,000
Fair value of unvested awards | R		R 207,878,000
Deferred Share Plan (DSP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		52,433	52,433
Granted (in shares)		51,929	51,929
Vested, deemed settled (in shares)		14,325	14,325
Forfeited/ Lapsed (in shares)		0	0
Awards outstanding at end of year (in shares)		90,037	90,037	52,433	52,433
Fair value of granted awards | R		R 16,045,000
Fair value of vested/matched awards | R		4,396,000
Fair value of unvested awards | R		R 29,595,000
Deferred Share Plan (DSP) | VA Chamberlain
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		19,889	19,889
Granted (in shares)		15,498	15,498
Vested, deemed settled (in shares)		8,228	8,228
Forfeited/ Lapsed (in shares)		0	0
Awards outstanding at end of year (in shares)		27,159	27,159	19,889	19,889
Fair value of granted awards | R		R 4,788,000
Fair value of vested/matched awards | R		2,524,000
Fair value of unvested awards | R		R 8,927,000
Deferred Share Plan (DSP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		40,251	40,251
Granted (in shares)		0	0
Vested, deemed settled (in shares)		8,050	8,050
Forfeited/ Lapsed (in shares)		0	0
Awards outstanding at end of year (in shares)		32,201	32,201	40,251	40,251
Fair value of granted awards | R		R 0
Fair value of vested/matched awards | R		2,473,000
Fair value of unvested awards | R		R 10,584,000
Deferred Share Plan (DSP) | GJ Ehm,
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		120,204	120,204
Granted (in shares)		73,218	73,218
Vested, deemed settled (in shares)		27,321	27,321
Forfeited/ Lapsed (in shares)		0	0
Awards outstanding at end of year (in shares)		166,101	166,101	120,204	120,204
Fair value of granted awards | R		R 22,622,000
Fair value of vested/matched awards | R		8,380,000
Fair value of unvested awards | R		R 54,597,000
Deferred Share Plan (DSP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		115,886	115,886
Granted (in shares)		72,734	72,734
Vested, deemed settled (in shares)		26,272	26,272
Forfeited/ Lapsed (in shares)		0	0
Awards outstanding at end of year (in shares)		162,348	162,348	115,886	115,886
Fair value of granted awards | R		R 22,473,000
Fair value of vested/matched awards | R		8,058,000
Fair value of unvested awards | R		R 53,364,000
Deferred Share Plan (DSP) | I Kramer
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		12,892	12,892
Granted (in shares)		11,816	11,816
Vested, deemed settled (in shares)		6,884	6,884
Forfeited/ Lapsed (in shares)		0	0
Awards outstanding at end of year (in shares)		17,824	17,824	12,892	12,892
Fair value of granted awards | R		R 3,651,000
Fair value of vested/matched awards | R		2,112,000
Fair value of unvested awards | R		R 5,859,000
Deferred Share Plan (DSP) | L Marwick
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		11,482	11,482
Granted (in shares)		36,223	36,223
Vested, deemed settled (in shares)		5,884	5,884
Forfeited/ Lapsed (in shares)		0	0
Awards outstanding at end of year (in shares)		41,821	41,821	11,482	11,482
Fair value of granted awards | R		R 11,192,000
Fair value of vested/matched awards | R		1,805,000
Fair value of unvested awards | R		R 13,747,000
Deferred Share Plan (DSP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		62,114	62,114
Granted (in shares)		58,047	58,047
Vested, deemed settled (in shares)		25,226	25,226
Forfeited/ Lapsed (in shares)		0	0
Awards outstanding at end of year (in shares)		94,935	94,935	62,114	62,114
Fair value of granted awards | R		R 17,935,000
Fair value of vested/matched awards | R		7,915,000
Fair value of unvested awards | R		R 31,205,000
Deferred Share Plan (DSP) | TR Sibisi(5)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		93,775	93,775
Granted (in shares)		0	0
Vested, deemed settled (in shares)		21,291	21,291
Forfeited/ Lapsed (in shares)		72,484	72,484
Awards outstanding at end of year (in shares)		0	0	93,775	93,775
Fair value of granted awards | R		R 0
Fair value of vested/matched awards | R		6,531,000
Fair value of unvested awards | R		R 0
Deferred Share Plan (DSP) | Other management
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		1,442,976	1,442,976
Granted (in shares)		786,342	786,342
Vested, deemed settled (in shares)		691,212	691,212
Forfeited/ Lapsed (in shares)		250,330	250,330
Awards outstanding at end of year (in shares)		1,287,776	1,287,776	1,442,976	1,442,976
Fair value of granted awards | R		R 242,956,000
Fair value of vested/matched awards | R		212,629,000
Fair value of unvested awards | R		R 423,292,000
Long Term Incentive Plan (LTIP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)		111,562	111,562	229,639	229,639	447,842	447,842
Vested, deemed settled (in shares)		2,333	2,333	118,077	118,077	218,203	218,203
Forfeited/ Lapsed (in shares)		0	0	0	0	0	0
Awards outstanding at end of year (in shares)		109,229	109,229	111,562	111,562	229,639	229,639
Fair value of granted awards | R								R 129.94
Duration of business day volume to calculate weighted average per share price		5 days	5 days